NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS - Computation of potential dilutive outstanding securities diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock options
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Potential anti-dilutive outstanding securities were excluded	1,307,052	1,322,677	1,000,000
Warrants
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Potential anti-dilutive outstanding securities were excluded	143,044	143,044